UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04604

CREDIT SUISSE CAPITAL FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2008 to January 31, 2009

Item 1:                                                       Schedule of Investments

Credit Suisse Small Cap Core Fund

Schedule of Investments

January 31, 2009 (unaudited)

	Number of
	Shares	Value
COMMON STOCKS (106.2%)
Aerospace & Defense (1.3%)
Applied Signal Technology, Inc.	3,900	$68,406
Cubic Corp.	6,100	165,676
Esterline Technologies Corp.*	6,000	216,540
GenCorp, Inc.*	7,600	22,040
Orbital Sciences Corp.*	28,600	479,622
		952,284
Air Freight & Logistics (0.5%)
Hub Group, Inc. Class A*	14,800	335,960

Airlines (0.1%)
US Airways Group, Inc.*	7,800	44,226

Auto Components (0.1%)
Fuel Systems Solutions, Inc.*	500	13,070
Spartan Motors, Inc.	4,800	20,832
Standard Motor Products, Inc.	1,800	4,230
Superior Industries International, Inc.	100	1,027
		39,159
Automobiles (0.0%)
Fleetwood Enterprises, Inc.*	23,800	1,928
Monaco Coach Corp.	9,400	5,452
		7,380
Beverages (0.3%)
The Boston Beer Co., Inc. Class A*	8,100	204,444

Biotechnology (4.5%)
ArQule, Inc.*	4,400	17,380
Cubist Pharmaceuticals, Inc.*	108,936	2,332,320
CV Therapeutics, Inc.*	4,000	62,600
Dendreon Corp.*	6,000	20,220
Genomic Health, Inc.*	8,700	186,180
MannKind Corp.*	1,600	5,680
Martek Biosciences Corp.	14,100	372,945
Regeneron Pharmaceuticals, Inc.*	23,100	403,788
		3,401,113
Building Products (1.2%)
Apogee Enterprises, Inc.	8,900	91,225
Gibraltar Industries, Inc.	9,700	99,231
Griffon Corp.*	30,100	299,495
Quanex Building Products Corp.	6,300	53,487
Simpson Manufacturing Co., Inc.	6,500	130,455
Trex Co., Inc.*	17,900	264,741
		938,634
Capital Markets (2.9%)
Investment Technology Group, Inc.*	77,900	1,688,872
LaBranche & Co., Inc.*	8,100	55,566
optionsXpress Holdings, Inc.	12,400	135,036
Stifel Financial Corp.*	3,000	105,120
SWS Group, Inc.	11,500	168,475
TradeStation Group, Inc.*	8,800	48,488
		2,201,557
Chemicals (1.1%)
A. Schulman, Inc.	8,500	128,775
American Vanguard Corp.	6,400	90,944
Arch Chemicals, Inc.	100	2,241
Balchem Corp.	5,700	127,281
Calgon Carbon Corp.*	27,600	346,932
Georgia Gulf Corp.	5,700	5,358
Material Sciences Corp.*	2,900	4,060

	Number of
	Shares	Value
COMMON STOCKS
Chemicals
Omnova Solutions, Inc.*	10,100	$9,191
Penford Corp.	3,500	30,310
PolyOne Corp.*	14,100	28,905
Quaker Chemical Corp.	3,300	37,653
Zep, Inc.	4,700	51,653
		863,303
Commercial Banks (7.1%)
Boston Private Financial Holdings, Inc.	600	2,826
Cascade Bancorp	8,400	19,656
Central Pacific Financial Corp.	15,500	104,315
Columbia Banking System, Inc.	5,700	50,730
Community Bank System, Inc.	10,500	188,475
East West Bancorp, Inc.	900	8,541
First BanCorp.	45,100	320,661
First Commonwealth Financial Corp.	52,600	504,434
First Financial Bancorp.	9,700	78,764
First Financial Bankshares, Inc.	5,800	257,462
First Midwest Bancorp, Inc.	14,400	144,000
Frontier Financial Corp.	3,800	6,726
Glacier Bancorp, Inc.	16,300	250,205
Hancock Holding Co.	5,500	150,535
Hanmi Financial Corp.	5,600	10,696
Independent Bank Corp./MICH	4,800	7,632
Irwin Financial Corp.*	2,800	6,692
Nara Bancorp, Inc.	6,800	40,188
National Penn Bancshares, Inc.	6,500	62,920
Old National Bancorp	61,200	779,076
PrivateBancorp, Inc.	16,200	236,196
Prosperity Bancshares, Inc.	20,500	554,525
Provident Bankshares Corp.	10,200	65,484
S&T Bancorp, Inc.	5,800	147,494
Signature Bank*	4,100	105,329
Sterling Bancorp NY	5,700	62,814
Sterling Bancshares, Inc.	22,900	127,324
Sterling Financial Corp.	7,700	14,245
Susquehanna Bancshares, Inc.	4,300	47,300
The South Financial Group, Inc.	11,626	21,857
Tompkins Financial Corp.	3,800	190,570
UCBH Holdings, Inc.	15,100	35,183
UMB Financial Corp.	1,600	61,984
Umpqua Holdings Corp.	18,600	182,280
United Bankshares, Inc.	4,500	94,455
United Community Banks, Inc.	14,519	74,773
Whitney Holding Corp.	20,700	268,893
Wilshire Bancorp, Inc.	5,500	37,730
Wintrust Financial Corp.	2,000	26,740
		5,349,710
Commercial Services & Supplies (2.6%)
ABM Industries, Inc.	66,425	986,411
ATC Technology Corp.*	8,400	109,620
Bowne & Co., Inc.	4,048	11,335
G&K Services, Inc. Class A	6,200	114,390
Healthcare Services Group, Inc.	2,900	44,428
HNI Corp.	15,200	200,792
Interface, Inc. Class A	8,600	35,088
Mobile Mini, Inc.*	400	5,056
Steelcase, Inc. Class A	6,100	26,352
Sykes Enterprises, Inc.*	10,200	170,442
Tetra Technologies, Inc.*	4,000	92,920
The Standard Register Co.	4,800	34,896
Viad Corp.	7,000	155,610

	Number of
	Shares	Value
COMMON STOCKS
Commercial Services & Supplies
Waste Management, Inc.	200	$6,238
		1,993,578
Communications Equipment (2.8%)
Arris Group, Inc.*	234,884	1,672,374
Bel Fuse, Inc. Class B	4,100	62,484
Black Box Corp.	5,400	117,882
Digi International, Inc.*	8,100	61,560
Ditech Networks, Inc.*	8,700	8,352
EMS Technologies, Inc.*	1,900	45,600
Harmonic, Inc.*	15,900	81,885
Network Equipment Technologies, Inc.*	4,700	14,711
PC-Tel, Inc.	6,500	41,990
Symmetricom, Inc.*	7,100	26,341
Tollgrade Communications, Inc.*	2,100	12,096
		2,145,275
Computers & Peripherals (1.2%)
Adaptec, Inc.*	20,100	56,079
Avid Technology, Inc.*	10,900	109,109
Hutchinson Technology, Inc.*	3,300	10,461
Stratasys, Inc.*	6,200	66,402
Synaptics, Inc.*	26,443	623,261
		865,312
Construction & Engineering (1.3%)
Dycom Industries, Inc.*	35,800	243,798
EMCOR Group, Inc.*	20,200	415,918
Insituform Technologies, Inc. Class A*	8,700	163,212
MasTec, Inc.*	2,000	21,260
Michael Baker Corp.*	1,800	62,928
Pike Electric Corp.*	1,700	19,125
Sterling Construction Co., Inc.*	3,500	62,720
		988,961
Construction Materials (3.3%)
Headwaters, Inc.*	18,800	85,164
Texas Industries, Inc.	107,200	2,434,512
		2,519,676
Consumer Finance (0.5%)
First Cash Financial Services, Inc.*	9,800	164,836
Nelnet, Inc. Class A	4,600	63,572
Rewards Network, Inc.*	6,400	16,896
The First Marblehead Corp.*	1,600	1,840
World Acceptance Corp.*	5,300	101,495
		348,639
Containers & Packaging (0.2%)
Chesapeake Corp.*	6,600	102
Myers Industries, Inc.	13,100	82,137
Rock-Tenn Co. Class A	2,800	87,276
		169,515
Distributors (0.0%)
Audiovox Corp. Class A*	3,800	17,138

Diversified Consumer Services (2.4%)
Coinstar, Inc.*	15,700	360,786
CPI Corp.	100	690
Hillenbrand, Inc.	22,816	421,868
Jackson Hewitt Tax Service, Inc.	37,900	501,796
Pre-Paid Legal Services, Inc.*	1,100	36,982
Regis Corp.	31,200	351,000

	Number of
	Shares	Value
COMMON STOCKS
Diversified Consumer Services
Universal Technical Institute, Inc.*	6,900	$120,957
		1,794,079
Diversified Financial Services (0.1%)
Portfolio Recovery Associates, Inc.*	4,100	96,719

Diversified Telecommunication Services (0.1%)
FairPoint Communications, Inc.	13,600	37,128
General Communication, Inc. Class A*	3,400	22,338
Hungarian Telephone & Cable Corp.*	200	1,450
		60,916
Electric Utilities (0.5%)
ALLETE, Inc.	5,600	174,160
Central Vermont Public Service Corp.	2,200	49,720
UIL Holdings Corp.	6,200	163,866
		387,746
Electrical Equipment (0.6%)
Belden, Inc.	25,100	327,806
Brady Corp. Class A	4,800	100,416
C&D Technologies, Inc.*	8,400	25,032
II-VI, Inc.*	100	1,883
Magnetek, Inc.*	4,700	9,400
Vicor Corp.	3,500	16,520
		481,057
Electronic Equipment, Instruments & Components (2.3%)
Agilysys, Inc.	3,600	12,852
Benchmark Electronics, Inc.*	67,600	793,624
Brightpoint, Inc.*	8,300	38,844
Checkpoint Systems, Inc.*	400	3,580
Cognex Corp.	6,100	79,666
CTS Corp.	5,000	25,700
Electro Scientific Industries, Inc.*	8,400	53,088
FARO Technologies, Inc.*	5,000	75,100
Gerber Scientific, Inc.*	1,700	5,338
Insight Enterprises, Inc.*	7,300	37,814
Keithley Instruments, Inc.	2,000	6,940
LoJack Corp.*	4,200	15,960
Mercury Computer Systems, Inc.*	3,700	22,089
Methode Electronics, Inc.	12,100	55,902
MTS Systems Corp.	7,700	201,663
Newport Corp.*	11,300	60,455
Park Electrochemical Corp.	7,800	136,890
Planar Systems, Inc.*	5,700	2,622
Rogers Corp.*	1,400	34,300
ScanSource, Inc.*	500	9,360
Technitrol, Inc.	6,700	14,740
TTM Technologies, Inc.*	6,500	39,195
		1,725,722
Energy Equipment & Services (7.5%)
Atwood Oceanics, Inc.*	75,400	1,255,410
CARBO Ceramics, Inc.	71,400	2,566,830
Gulf Island Fabrication, Inc.	3,700	46,583
ION Geophysical Corp.*	13,800	20,700
Lufkin Industries, Inc.	7,200	251,640
Oil States International, Inc.*	74,500	1,364,095
PHI, Inc.*	1,600	19,232
Pioneer Drilling Co.*	15,300	76,041
Superior Well Services, Inc.*	4,700	43,193
TETRA Technologies, Inc.*	12,000	62,280
		5,706,004

	Number of
	Shares	Value
COMMON STOCKS
Food & Staples Retailing (0.6%)
Casey’s General Stores, Inc.	10,100	$214,625
Ingles Markets, Inc. Class A	2,100	29,946
Nash Finch Co.	200	8,606
Spartan Stores, Inc.	7,400	137,492
The Pantry, Inc.*	5,500	91,465
		482,134
Food Products (1.3%)
Corn Products International, Inc.	4,200	97,230
Darling International, Inc.*	35,400	162,486
Diamond Foods, Inc.	12,200	313,296
J & J Snack Foods Corp.	6,200	216,442
Lance, Inc.	10,500	197,715
Synutra International, Inc.*	400	3,628
The Hain Celestial Group, Inc.*	1,000	15,220
		1,006,017
Gas Utilities (6.0%)
New Jersey Resources Corp.	67,700	2,714,093
Northwest Natural Gas Co.	12,200	523,868
South Jersey Industries, Inc.	11,800	440,140
Southwest Gas Corp.	300	7,728
The Laclede Group, Inc.	18,700	848,793
		4,534,622
Health Care Equipment & Supplies (2.6%)
Abaxis, Inc.*	6,900	109,158
American Medical Systems Holdings, Inc.*	1,600	17,120
Analogic Corp.	1,000	25,000
ArthroCare Corp.*	8,100	56,052
BioLase Technology, Inc.*	8,000	5,760
CONMED Corp.*	9,000	140,850
CryoLife, Inc.*	27,000	222,480
Cyberonics, Inc.*	31,100	478,629
Haemonetics Corp.*	6,700	396,305
ICU Medical, Inc.*	3,900	118,989
Kensey Nash Corp.*	500	10,335
Meridian Bioscience, Inc.	5,199	110,531
Merit Medical Systems, Inc.*	9,200	141,588
Osteotech, Inc.*	4,200	12,768
Palomar Medical Technologies, Inc.*	5,700	50,445
SurModics, Inc.*	3,300	65,439
Symmetry Medical, Inc.*	1,200	8,220
Theragenics Corp.*	6,700	8,643
Zoll Medical Corp.*	600	9,606
		1,987,918
Health Care Providers & Services (5.2%)
AmSurg Corp.*	9,900	193,941
Catalyst Health Solutions, Inc.*	49,200	1,083,384
Cross Country Healthcare, Inc.*	9,600	71,904
Gentiva Health Services, Inc.*	8,200	207,296
Hanger Orthopedic Group, Inc.*	5,700	78,270
Healthways, Inc.*	200	2,764
HMS Holdings Corp.*	7,000	216,650
LCA-Vision, Inc.	5,800	14,616
Magellan Health Services, Inc.*	40,694	1,473,937
MedCath Corp.*	3,900	24,531
Molina Healthcare, Inc.*	11,200	196,448
MWI Veterinary Supply, Inc.*	1,100	23,023
Odyssey HealthCare, Inc.*	700	6,944
PSS World Medical, Inc.*	4,500	71,460
RehabCare Group, Inc.*	5,200	72,540
Res-Care, Inc.*	8,200	111,110
Sunrise Senior Living, Inc.*	10,700	12,840

	Number of
	Shares	Value
COMMON STOCKS
Health Care Providers & Services
Universal American Financial Corp.*	6,100	$60,207
		3,921,865
Health Care Technology (0.2%)
Allscripts Heathcare Solutions, Inc.	100	842
Omnicell, Inc.*	10,600	82,786
Phase Forward, Inc.*	1,800	24,300
		107,928
Hotels, Restaurants & Leisure (5.4%)
Buffalo Wild Wings, Inc.*	12,500	280,750
California Pizza Kitchen, Inc.*	13,400	138,824
CEC Entertainment, Inc.*	23,900	557,826
Cracker Barrel Old Country Store, Inc.	37,600	660,632
Isle of Capri Casinos, Inc.*	1,200	3,396
Multimedia Games, Inc.*	3,400	5,814
O’Charley’s, Inc.	3,300	8,250
P.F. Chang’s China Bistro, Inc.*	14,200	251,766
Panera Bread Co. Class A*	34,600	1,625,508
Papa John’s International, Inc.*	5,500	104,555
Peet’s Coffee & Tea, Inc.*	5,200	105,664
Ruby Tuesday, Inc.*	4,800	5,952
Ruth’s Hospitality Group, Inc.*	2,800	3,164
Shuffle Master, Inc.*	8,400	28,476
The Marcus Corp.	300	3,099
The Steak N Shake Co.*	200	1,144
Wendy’s/Arby’s Group, Inc. Class A	1,931	9,732
WMS Industries, Inc.*	12,300	273,306
		4,067,858
Household Durables (0.5%)
Bassett Furniture Industries, Inc.	1,800	5,922
Blyth, Inc.	7,900	26,939
Champion Enterprises, Inc.*	4,600	2,116
Ethan Allen Interiors, Inc.	8,700	99,093
La-Z-Boy, Inc.	6,500	6,305
Libbey, Inc.	4,500	5,580
M/I Homes, Inc.	3,800	33,592
National Presto Industries, Inc.	700	46,998
Russ Berrie & Co., Inc.*	5,200	8,892
Skyline Corp.	2,200	44,176
Standard Pacific Corp.*	20,300	28,623
Tempur-Pedic International, Inc.	4,500	31,500
Universal Electronics, Inc.*	2,000	22,560
		362,296
Household Products (0.2%)
Central Garden & Pet Co. Class A*	12,100	72,600
Spectrum Brands, Inc.*	12,800	576
WD-40 Co.	3,200	80,224
		153,400
Industrial Conglomerates (0.9%)
Standex International Corp.	12,900	198,015
Tredegar Corp.	30,400	501,600
		699,615
Insurance (3.2%)
American Equity Investment Life Holding Co.	49,900	333,831
Baldwin & Lyons, Inc. Class B	500	8,395
Horace Mann Educators Corp.	40,300	376,805
Infinity Property & Casualty Corp.	3,300	126,720
LandAmerica Financial Group, Inc.	2,800	158
National Financial Partners Corp.	1,600	4,112
Navigators Group, Inc.*	2,900	148,886

	Number of
	Shares	Value
COMMON STOCKS
Insurance
Presidential Life Corp.	5,500	$53,185
ProAssurance Corp.*	6,000	283,560
RLI Corp.	4,200	237,258
Safety Insurance Group, Inc.	5,300	185,606
Selective Insurance Group, Inc.	14,400	221,040
Stewart Information Services Corp.	2,500	37,100
Tower Group, Inc.	6,900	172,983
United Fire & Casualty Co.	8,900	178,445
Willis Group Holdings, Ltd.	2,902	71,854
		2,439,938
Internet & Catalog Retail (0.3%)
Blue Nile, Inc.*	5,100	103,122
PetMed Express, Inc.*	7,900	114,076
Stamps.com, Inc.*	4,900	40,082
		257,280
Internet Software & Services (0.8%)
AsiaInfo Holdings, Inc.*	20,300	177,219
InfoSpace, Inc.*	10,800	86,508
j2 Global Communications, Inc.*	14,000	274,120
Perficient, Inc.*	4,900	19,159
United Online, Inc.	2,000	12,240
		569,246
IT Services (0.8%)
Acxiom Corp.	37,808	359,554
CIBER, Inc.*	9,000	39,240
CSG Systems International, Inc.*	12,400	179,800
Gevity HR, Inc.	3,900	7,839
StarTek, Inc.*	1,900	8,816
		595,249
Leisure Equipment & Products (0.5%)
Arctic Cat, Inc.	500	2,145
Brunswick Corp.	13,000	36,140
JAKKS Pacific, Inc.*	10,200	187,068
Nautilus, Inc.*	2,400	3,336
Pool Corp.	2,000	31,700
RC2 Corp.*	13,000	75,530
Sturm, Ruger & Co., Inc.*	6,500	42,965
		378,884
Life Sciences Tools & Services (0.7%)
Cambrex Corp.*	4,300	14,061
Dionex Corp.*	7,700	389,928
Enzo Biochem, Inc.*	5,300	25,917
Kendle International, Inc.*	4,200	80,220
Pharmanet Development Group, Inc.*	3,600	4,716
		514,842
Machinery (3.9%)
Basin Water, Inc.*	2,200	1,980
Briggs & Stratton Corp.	58,900	871,131
Federal Signal Corp.	43,900	296,325
Gardner Denver, Inc.*	45,100	981,827
Graham Corp.	18,937	188,613
John Bean Technologies Corp.	4,500	43,650
Lydall, Inc.*	2,800	10,332
Mueller Industries, Inc.	1,100	22,132
Oshkosh Corp.	18,100	130,682
Robbins & Myers, Inc.	3,900	67,431
Taylor Devices, Inc.*	2,600	6,578
Tecumseh Products Co. Class A*	5,000	41,000
The Gorman-Rupp Co.	11,500	294,400

	Number of
	Shares	Value
COMMON STOCKS
Machinery
Wabash National Corp.	5,000	$14,100
		2,970,181
Marine (0.7%)
Kirby Corp.*	21,300	510,774

Media (0.4%)
4Kids Entertainment, Inc.*	1,300	2,171
Clear Channel Outdoor Holdings, Inc. Class A*	12,100	62,678
Hearst-Argyle Television, Inc.	8,800	34,672
Interactive Data Corp.	6,100	139,141
R.H. Donnelley Corp.*	2,400	792
Radio One, Inc. Class D*	26,700	9,078
The E.W. Scripps Co. Class A	4,533	7,298
World Wrestling Entertainment, Inc. Class A	8,000	77,920
		333,750
Metals & Mining (0.0%)
Century Aluminum Co.*	5,400	19,979
Cliffs Natural Resources, Inc.	200	4,634
		24,613
Multi-Utilities (0.3%)
CH Energy Group, Inc.	4,300	217,494

Multiline Retail (0.4%)
Dillard’s, Inc. Class A	600	2,610
Fred’s, Inc. Class A	29,900	306,774
Tuesday Morning Corp.*	4,900	5,782
		315,166
Oil, Gas & Consumable Fuels (0.6%)
Continental Resources, Inc.*	3,100	64,077
Genesis Energy, L.P.	5,100	55,284
Knightsbridge Tankers, Ltd.	8,800	132,880
VAALCO Energy, Inc.*	25,200	189,252
Westmoreland Coal Co.*	500	4,575
		446,068
Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.*	6,000	17,520
Deltic Timber Corp.	1,500	59,355
Schweitzer-Mauduit International, Inc.	2,700	57,780
Wausau Paper Corp.	2,500	23,775
		158,430
Personal Products (0.3%)
Elizabeth Arden, Inc.*	30,303	176,666
Mannatech, Inc.	4,900	13,181
		189,847
Pharmaceuticals (0.3%)
Medicis Pharmaceutical Corp. Class A	2,300	32,039
Noven Pharmaceuticals, Inc.*	7,800	77,454
Par Pharmaceutical Cos., Inc.*	8,300	102,173
Salix Pharmaceuticals, Ltd.*	2,600	20,800
		232,466
Professional Services (0.1%)
CDI Corp.	4,200	45,024
Heidrick & Struggles International, Inc.	1,200	18,240
On Assignment, Inc.*	5,800	26,854
Spherion Corp.*	6,400	9,152
		99,270

	Number of
	Shares	Value
COMMON STOCKS
Real Estate Investment Trusts (5.6%)
Acadia Realty Trust	5,000	$58,350
BioMed Realty Trust, Inc.	12,000	132,480
Cedar Shopping Centers, Inc.	7,400	45,362
Colonial Properties Trust	7,200	52,920
DiamondRock Hospitality Co.	13,800	56,580
EastGroup Properties, Inc.	11,800	358,484
Entertainment Properties Trust	15,800	357,870
Extra Space Storage, Inc.	12,600	102,186
Franklin Street Properties Corp.	26,000	296,920
Home Properties, Inc.	4,900	175,861
Inland Real Estate Corp.	34,200	337,554
Kilroy Realty Corp.	4,800	109,728
Kite Realty Group Trust	5,500	25,465
LaSalle Hotel Properties	6,200	51,646
Lexington Realty Trust	11,600	51,388
LTC Properties, Inc.	3,500	72,415
Medical Properties Trust, Inc.	11,100	50,505
Mid-America Apartment Communities, Inc.	4,600	135,884
National Retail Properties, Inc.	28,200	406,926
Parkway Properties, Inc.	2,300	34,316
Pennsylvania Real Estate Investment Trust	6,000	26,580
Post Properties, Inc.	6,700	87,703
PS Business Parks, Inc.	8,300	356,070
Senior Housing Properties Trust	33,900	548,502
Sovran Self Storage, Inc.	3,400	88,400
Tanger Factory Outlet Centers, Inc.	5,300	160,590
Urstadt Biddle Properties, Class A	3,300	48,807
		4,229,492
Road & Rail (2.9%)
Arkansas Best Corp.	18,200	425,698
Heartland Express, Inc.	70,100	943,546
Knight Transportation, Inc.	57,257	763,808
Old Dominion Freight Line, Inc.*	1,900	47,652
		2,180,704
Semiconductors & Semiconductor Equipment (2.2%)
Actel Corp.*	7,900	71,258
Advanced Energy Industries, Inc.*	10,400	93,392
Axcelis Technologies, Inc.*	32,000	9,120
Brooks Automation, Inc.*	9,600	43,872
Cabot Microelectronics Corp.*	3,800	86,488
Cohu, Inc.	7,200	71,856
Cymer, Inc.*	400	8,160
DSP Group, Inc.*	8,800	57,288
Exar Corp.*	13,400	90,718
Kopin Corp.*	9,700	15,326
Kulicke & Soffa Industries, Inc.*	9,100	13,923
Micrel, Inc.	16,000	121,600
MKS Instruments, Inc.*	10,700	150,335
ON Semiconductor Corp.*	26,200	109,254
Pericom Semiconductor Corp.*	7,900	48,743
Photronics, Inc.*	8,600	13,674
Rudolph Technologies, Inc.*	4,800	13,488
Skyworks Solutions, Inc.*	26,600	114,912
Standard Microsystems Corp.*	7,100	98,335
Supertex, Inc.*	3,700	83,953
TriQuint Semiconductor, Inc.*	21,500	43,430
Ultratech, Inc.*	13,200	147,840
Varian Semiconductor Equipment Associates, Inc.*	49	933
Veeco Instruments, Inc.*	6,200	29,946
Volterra Semiconductor Corp.*	17,200	120,400
		1,658,244

	Number of
	Shares	Value
COMMON STOCKS
Software (4.6%)
ANSYS, Inc.*	2,916	$72,492
Blackbaud, Inc.	1,700	18,921
Catapult Communications Corp.*	3,000	20,700
Concur Technologies, Inc.*	1,000	24,690
Epicor Software Corp.*	10,100	35,754
EPIQ Systems, Inc.*	5,500	97,460
Informatica Corp.*	26,400	336,864
JDA Software Group, Inc.*	8,500	95,200
Manhattan Associates, Inc.*	7,700	118,118
MICROS Systems, Inc.*	90,500	1,303,200
Phoenix Technologies, Ltd.*	9,400	24,252
Progress Software Corp.*	4,800	81,888
Quality Systems, Inc.	5,400	201,312
Radiant Systems, Inc.*	4,400	15,224
Sonic Solutions*	5,300	6,943
SPSS, Inc.*	6,000	154,080
Take-Two Interactive Software, Inc.	30,400	213,408
Taleo Corp. Class A*	1,100	9,273
THQ, Inc.*	10,700	42,265
Tyler Technologies, Inc.*	48,200	606,838
Wind River Systems, Inc.*	1,800	14,346
		3,493,228
Specialty Retail (7.4%)
Aaron Rents, Inc.	26,600	581,476
Charlotte Russe Holding, Inc.*	6,500	33,475
Christopher & Banks Corp.	5,500	21,340
DSW, Inc. Class A*	29,100	290,418
Haverty Furniture Cos., Inc.	9,400	75,388
Hibbett Sports, Inc.*	18,200	247,702
Hot Topic, Inc.*	29,700	253,638
Jo-Ann Stores, Inc.*	32,300	412,471
Jos. A. Bank Clothiers, Inc.*	5,300	145,538
Lithia Motors, Inc. Class A	5,100	15,606
MarineMax, Inc.*	2,400	4,224
Midas, Inc.*	3,700	32,375
Monro Muffler Brake, Inc.	3,500	84,945
Select Comfort Corp.*	14,100	4,371
Sonic Automotive, Inc. Class A	4,300	8,729
Stein Mart, Inc.*	5,100	5,967
The Buckle, Inc.	32,750	692,662
The Cato Corp. Class A	19,000	251,370
The Children’s Place Retail Stores, Inc.*	2,861	53,815
The Dress Barn, Inc.*	44,400	382,728
The Finish Line, Inc. Class A	37,429	177,788
The Pep Boys-Manny, Moe & Jack	6,600	19,074
The Talbots, Inc.	900	1,827
Tractor Supply Co.*	51,587	1,738,998
Tween Brands, Inc.*	2,300	6,187
Zale Corp.*	26,200	32,488
Zumiez, Inc.*	5,100	36,465
		5,611,065
Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.*	5,200	88,348
Crocs, Inc.*	26,800	32,160
K-Swiss, Inc. Class A	100	1,072
Liz Claiborne, Inc.	15,200	33,440
Maidenform Brands, Inc.*	4,900	43,855
Perry Ellis International, Inc.*	1,800	6,912
Quiksilver, Inc.*	38,600	81,060
The Timberland Co. Class A*	28,700	315,413
Volcom, Inc.*	600	4,974
		607,234

	Number of
	Shares	Value
COMMON STOCKS
Thrifts & Mortgage Finance (0.5%)
Anchor BanCorp Wisconsin, Inc.	2,000	$4,040
Bank Mutual Corp.	6,200	54,746
Brookline Bancorp, Inc.	5,500	53,185
Corus Bankshares, Inc.	7,400	8,214
Dime Community Bancshares	7,800	78,390
Downey Financial Corp.	5,400	205
Flagstar Bancorp, Inc.*	8,800	5,280
Guaranty Financial Group, Inc.*	11,000	17,160
IndyMac Bancorp, Inc.*	2,500	275
TrustCo Bank Corp. NY	24,200	162,140
		383,635
Tobacco (0.0%)
Alliance One International, Inc.*	13,400	32,160

Trading Companies & Distributors (1.3%)
Building Materials Holding Corp.*	9,400	4,324
Kaman Corp.	7,900	150,811
Lawson Products, Inc.	1,300	24,856
United Rentals, Inc.*	15,900	88,722
Watsco, Inc.	21,900	723,795
		992,508
Water Utilities (0.0%)
American States Water Co.	700	24,199
TOTAL COMMON STOCKS (Cost $99,961,895)		80,427,727

TOTAL INVESTMENTS AT VALUE (106.2%) (Cost $99,961,895)		80,427,727

LIABILITIES IN EXCESS OF OTHER ASSETS (-6.2%)		(4,691,193)

NET ASSETS (100.0%)		$75,736,534

*                                         Non-income producing security.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                 Level 1 – quoted prices in active markets for identical investments

•                 Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$80,427,727	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$80,427,727	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At January 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $99,961,895, $2,485,030, $(22,019,198) and $(19,534,168), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Large Cap Value Fund

Schedule of Investments

January 31, 2009 (unaudited)

	Number of
	Shares	Value
COMMON STOCKS (99.9%)
Aerospace & Defense (0.4%)
AAR Corp.*	1,300	$23,582
Alliant Techsystems, Inc.*	100	8,081
Cubic Corp.	100	2,716
General Dynamics Corp.	400	22,692
Goodrich Corp.	100	3,866
Honeywell International, Inc.	100	3,281
L-3 Communications Holdings, Inc.	100	7,902
Northrop Grumman Corp.	3,200	153,984
Orbital Sciences Corp.*	200	3,354
Raytheon Co.	100	5,062
Spirit AeroSystems Holdings, Inc. Class A*	16,600	225,760
The Boeing Co.	100	4,231
TransDigm Group, Inc.*	2,200	74,976
United Technologies Corp.	100	4,799
		544,286
Air Freight & Logistics (0.1%)
Pacer International, Inc.	2,500	21,500
United Parcel Service, Inc. Class B	100	4,249
UTI Worldwide, Inc.	12,800	140,288
		166,037
Airlines (0.2%)
Alaska Air Group, Inc.*	300	7,908
AMR Corp.*	100	594
Continental Airlines, Inc. Class B*	100	1,347
Copa Holdings SA Class A	6,000	157,440
Delta Air Lines, Inc.*	3,800	26,220
Southwest Airlines Co.	200	1,406
UAL Corp.*	300	2,832
US Airways Group, Inc.*	700	3,969
		201,716
Auto Components (0.7%)
Autoliv, Inc.	15,700	288,723
BorgWarner, Inc.	18,200	307,216
Federal-Mogul Corp.*	400	2,304
Johnson Controls, Inc.	16,500	206,415
The Goodyear Tire & Rubber Co.*	2,600	16,042
TRW Automotive Holdings Corp.*	600	1,854
WABCO Holdings, Inc.	5,600	83,720
		906,274
Automobiles (0.1%)
Ford Motor Co.*	65,500	122,485
General Motors Corp.	16,500	49,665
Thor Industries, Inc.	200	2,116
		174,266
Beverages (0.7%)
Dr. Pepper Snapple Group, Inc.*	21,200	348,740
Molson Coors Brewing Co. Class B	100	4,027
PepsiAmericas, Inc.	31,900	514,547
PepsiCo, Inc.	100	5,023
The Coca-Cola Co.	100	4,272
The Pepsi Bottling Group, Inc.	100	1,929
		878,538
Biotechnology (0.7%)
Amgen, Inc.*	100	5,485
Biogen Idec, Inc.*	1,300	63,245
BioMarin Pharmaceutical, Inc.*	300	5,778
Cubist Pharmaceuticals, Inc.*	9,441	202,132

	Number of
	Shares	Value
COMMON STOCKS
Biotechnology
CV Therapeutics, Inc.*	1,200	$18,780
Emergent Biosolutions, Inc.*	2,500	54,825
Facet Biotech Corp.*	7,020	42,681
Gilead Sciences, Inc.*	100	5,077
Myriad Genetics, Inc.*	100	7,457
Onyx Pharmaceuticals, Inc.*	400	12,172
PDL BioPharma, Inc.	35,100	225,342
United Therapeutics Corp.*	3,100	210,645
		853,619
Building Products (0.3%)
Griffon Corp.*	24,800	246,760
Lennox International, Inc.	2,800	78,708
		325,468
Capital Markets (3.6%)
Allied Capital Corp.	4,700	7,332
American Capital, Ltd.	6,700	19,162
Ameriprise Financial, Inc.	7,900	159,185
Bank of New York Mellon Corp.	200	5,148
E*TRADE Financial Corp.*	6,400	7,296
Eaton Vance Corp.	14,800	283,272
Federated Investors, Inc. Class B	92,500	1,805,600
Franklin Resources, Inc.	2,300	111,366
GLG Partners, Inc.	300	615
Invesco, Ltd.	19,800	233,442
Investment Technology Group, Inc.*	5,600	121,408
Janus Capital Group, Inc.	31,300	164,325
Jefferies Group, Inc.	3,700	42,698
MF Global, Ltd.*	1,500	4,050
Northern Trust Corp.	8,300	477,416
Raymond James Financial, Inc.	14,800	273,948
State Street Corp.	800	18,616
T. Rowe Price Group, Inc.	15,100	416,458
The Goldman Sachs Group, Inc.	100	8,073
Waddell & Reed Financial, Inc. Class A	34,100	481,492
		4,640,902
Chemicals (1.2%)
Airgas, Inc.	100	3,531
E.I. du Pont de Nemours & Co.	100	2,296
Eastman Chemical Co.	2,556	66,328
FMC Corp.	700	31,234
Huntsman Corp.	2,900	7,714
Intrepid Potash, Inc.*	14,300	291,434
Lubrizol Corp.	200	6,824
Nalco Holding Co.	13,100	128,511
Olin Corp.	10,000	140,500
Praxair, Inc.	100	6,226
Rohm & Haas Co.	100	5,519
Sensient Technologies Corp.	6,300	135,450
The Dow Chemical Co.	26,300	304,817
The Mosaic Co.	3,900	139,113
The Valspar Corp.	14,600	253,310
Westlake Chemical Corp.	1,000	13,670
		1,536,477
Commercial Banks (3.2%)
BancorpSouth, Inc.	32,900	621,810
Bank of Hawaii Corp.	26,300	943,381
BB&T Corp.	100	1,979
CapitalSource, Inc.	2,400	8,736
Comerica, Inc.	1,100	18,326
Cullen/Frost Bankers, Inc.	6,000	262,620
CVB Financial Corp.	500	4,495

	Number of
	Shares	Value
COMMON STOCKS
Commercial Banks
Fifth Third Bancorp	6,000	$14,340
First BanCorp.	3,000	21,330
First Commonwealth Financial Corp.	25,800	247,422
Fulton Financial Corp.	6,384	44,816
Huntington Bancshares, Inc.	92,103	265,256
KeyCorp	100	728
Marshall & Ilsley Corp.	19,588	111,847
Old National Bancorp	15,200	193,496
Park National Corp.	700	37,975
Popular, Inc.	11,300	30,962
Regions Financial Corp.	75,100	259,846
SunTrust Banks, Inc.	1,061	13,008
Synovus Financial Corp.	46,000	182,160
TCF Financial Corp.	6,300	78,057
Valley National Bancorp	14,300	186,186
Webster Financial Corp.	40,000	167,200
Wells Fargo & Co.	100	1,890
Whitney Holding Corp.	2,522	32,761
Wilmington Trust Corp.	20,133	275,621
Zions Bancorporation	4,141	61,784
		4,088,032
Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	38,500	571,725
Clean Harbors, Inc.*	600	32,106
Deluxe Corp.	3,000	34,590
Knoll, Inc.	1,100	7,502
Pitney Bowes, Inc.	100	2,226
Republic Services, Inc.	20,800	537,888
Rollins, Inc.	4,600	71,760
Steelcase, Inc. Class A	17,900	77,328
The Brink’s Co.	16,800	444,024
Waste Management, Inc.	10,300	321,257
		2,100,406
Communications Equipment (1.1%)
ADC Telecommunications, Inc.*	1,500	7,605
Arris Group, Inc.*	41,900	298,328
Cisco Systems, Inc.*	100	1,497
Corning, Inc.	500	5,055
EchoStar Corp. Class A*	500	7,530
F5 Networks, Inc.*	17,400	385,758
InterDigital, Inc.*	14,900	481,717
JDS Uniphase Corp.*	1,200	4,356
Motorola, Inc.	29,200	129,356
QUALCOMM, Inc.	100	3,455
Tellabs, Inc.*	4,900	20,237
		1,344,894
Computers & Peripherals (3.1%)
Dell, Inc.*	100	950
Diebold, Inc.	400	9,912
Hewlett-Packard Co.	100	3,475
Lexmark International, Inc. Class A*	1,100	26,048
NCR Corp.*	47,300	593,615
QLogic Corp.*	244,300	2,765,476
Seagate Technology	3,100	11,749
Sun Microsystems, Inc.*	9,200	38,272
Western Digital Corp.*	39,100	573,988
		4,023,485
Construction & Engineering (0.1%)
Fluor Corp.	100	3,890
Foster Wheeler, Ltd.*	600	11,982
KBR, Inc.	361	5,112

	Number of
	Shares	Value
COMMON STOCKS
Construction & Engineering
MasTec, Inc.*	8,700	$92,481
		113,465
Construction Materials (0.2%)
Texas Industries, Inc.	3,800	86,298
Vulcan Materials Co.	3,200	158,272
		244,570
Consumer Finance (0.1%)
American Express Co.	100	1,673
AmeriCredit Corp.*	2,300	10,833
Discover Financial Services	11,000	78,650
		91,156
Containers & Packaging (0.7%)
AptarGroup, Inc.	500	15,410
Crown Holdings, Inc.*	100	1,875
Greif, Inc. Class A	4,400	133,144
Packaging Corp. of America	36,400	516,880
Sonoco Products Co.	7,000	160,510
Temple-Inland, Inc.	1,300	7,371
		835,190
Diversified Consumer Services (0.9%)
Brink’s Home Security Holdings, Inc.*	2,600	59,462
Career Education Corp.*	31,300	682,340
Corinthian Colleges, Inc.*	11,500	214,820
DeVry, Inc.	100	5,358
H&R Block, Inc.	700	14,511
Jackson Hewitt Tax Service, Inc.	600	7,944
Regis Corp.	9,100	102,375
Service Corporation International	3,100	14,105
Universal Technical Institute, Inc.*	3,800	66,614
Weight Watchers International, Inc.	1,700	38,777
		1,206,306
Diversified Financial Services (0.4%)
Bank of America Corp.	744	4,896
CIT Group, Inc.	3,500	9,765
Citigroup, Inc.	96,600	342,930
JPMorgan Chase & Co.	100	2,551
Leucadia National Corp.*	5,323	84,742
		444,884
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	105	2,585
CenturyTel, Inc.	36,400	987,896
Embarq Corp.	100	3,572
Qwest Communications International, Inc.	16,000	51,520
Verizon Communications, Inc.	100	2,987
Windstream Corp.	200	1,736
		1,050,296
Electric Utilities (0.3%)
Cleco Corp.	12,400	283,340
DPL, Inc.	2,600	56,030
Duke Energy Corp.	100	1,515
Edison International	100	3,257
Entergy Corp.	100	7,636
FirstEnergy Corp.	100	4,999
FPL Group, Inc.	100	5,155
Hawaiian Electric Industries, Inc.	1,900	41,192
Pepco Holdings, Inc.	100	1,781
Portland General Electric Co.	200	3,890
Progress Energy, Inc.	100	3,872

	Number of
	Shares	Value
COMMON STOCKS
Electric Utilities
Westar Energy, Inc.	100	$2,008
		414,675
Electrical Equipment (0.0%)
Brady Corp. Class A	1,200	25,104
Hubbell, Inc. Class B	400	12,400
		37,504
Electronic Equipment, Instruments & Components (1.5%)
Avnet, Inc.*	100	1,982
Benchmark Electronics, Inc.*	62,000	727,880
Cogent, Inc.*	7,500	87,300
Dolby Laboratories, Inc. Class A*	15,500	396,180
FLIR Systems, Inc.*	100	2,497
Ingram Micro, Inc. Class A*	21,800	267,486
Jabil Circuit, Inc.	4,800	27,936
Tyco Electronics, Ltd.	32,500	460,200
		1,971,461
Energy Equipment & Services (3.8%)
Atwood Oceanics, Inc.*	3,900	64,935
Baker Hughes, Inc.	200	6,664
BJ Services Co.	7,000	77,000
Cameron International Corp.*	100	2,316
CARBO Ceramics, Inc.	15,100	542,845
Complete Production Services, Inc.*	300	1,923
Dresser-Rand Group, Inc.*	14,500	282,460
ENSCO International, Inc.	36,976	1,011,663
Global Industries, Ltd.*	500	1,725
Halliburton Co.	100	1,725
Helmerich & Payne, Inc.	2,700	60,642
Hercules Offshore, Inc.*	1,100	4,092
IHS, Inc. Class A*	1,400	61,320
Key Energy Services, Inc.*	1,300	4,433
Noble Corp.	19,000	515,850
Oceaneering International, Inc.*	200	6,892
Oil States International, Inc.*	3,000	54,930
Patterson-UTI Energy, Inc.	12,400	118,544
Pride International, Inc.*	16,200	261,144
RPC, Inc.	3,100	23,064
Schlumberger, Ltd.	100	4,081
SEACOR Holdings, Inc.*	4,100	266,664
Superior Energy Services, Inc.*	5,500	85,690
Tidewater, Inc.	27,800	1,156,758
Unit Corp.*	12,900	321,726
		4,939,086
Food & Staples Retailing (1.3%)
BJ’s Wholesale Club, Inc.*	35,700	1,023,876
Costco Wholesale Corp.	100	4,503
CVS Caremark Corp.	4,100	110,208
Rite Aid Corp.*	13,100	3,668
Ruddick Corp.	15,300	367,965
Safeway, Inc.	100	2,143
Sysco Corp.	100	2,229
The Kroger Co.	100	2,250
The Pantry, Inc.*	6,000	99,780
Wal-Mart Stores, Inc.	100	4,712
Walgreen Co.	100	2,741
		1,624,075
Food Products (1.0%)
Archer-Daniels-Midland Co.	100	2,738
Bunge, Ltd.	3,400	145,996
Campbell Soup Co.	100	3,037

	Number of
	Shares	Value
COMMON STOCKS
Food Products
Corn Products International, Inc.	8,000	$185,200
Dean Foods Co.*	100	1,934
Del Monte Foods Co.	11,400	75,924
Diamond Foods, Inc.	700	17,976
Flowers Foods, Inc.	34,700	745,703
General Mills, Inc.	100	5,915
H.J. Heinz Co.	100	3,650
Hormel Foods Corp.	1,500	44,745
Kellogg Co.	100	4,369
Kraft Foods, Inc. Class A	100	2,805
McCormick & Co., Inc.	900	28,836
Ralcorp Holdings, Inc.*	100	5,922
Sara Lee Corp.	100	1,003
The Hershey Co.	100	3,728
The J.M. Smucker Co.	100	4,515
Tyson Foods, Inc. Class A	200	1,770
		1,285,766
Gas Utilities (2.6%)
Atmos Energy Corp.	1,500	36,825
Energen Corp.	1,300	37,973
National Fuel Gas Co.	21,200	635,152
New Jersey Resources Corp.	41,200	1,651,708
Nicor, Inc.	5,800	198,418
Northwest Natural Gas Co.	4,500	193,230
Piedmont Natural Gas Co., Inc.	8,400	217,644
South Jersey Industries, Inc.	3,100	115,630
UGI Corp.	1,400	35,518
WGL Holdings, Inc.	7,900	253,590
		3,375,688
Health Care Equipment & Supplies (1.2%)
Advanced Medical Optics, Inc.*	200	4,394
Baxter International, Inc.	100	5,865
Becton, Dickinson & Co.	100	7,267
Boston Scientific Corp.*	12,000	106,440
Conceptus, Inc.*	600	8,616
Covidien, Ltd.	100	3,834
Edwards Lifesciences Corp.*	100	5,749
Greatbatch, Inc.*	600	13,980
Haemonetics Corp.*	5,400	319,410
Hill-Rom Holdings, Inc.	1,700	23,936
Hospira, Inc.*	100	2,490
Inverness Medical Innovations, Inc.*	31,500	770,805
Kinetic Concepts, Inc.*	3,200	77,120
Medtronic, Inc.	100	3,349
ResMed, Inc.*	100	3,990
STERIS Corp.	2,400	63,840
Stryker Corp.	100	4,224
Thoratec Corp.*	1,300	37,661
Varian Medical Systems, Inc.*	700	25,991
Zimmer Holdings, Inc.*	100	3,640
		1,492,601
Health Care Providers & Services (2.6%)
Aetna, Inc.	5,100	159,227
AMERIGROUP Corp.*	300	8,391
AmerisourceBergen Corp.	100	3,632
Cardinal Health, Inc.	100	3,765
Centene Corp.*	500	8,865
CIGNA Corp.	16,500	286,440
Community Health Systems, Inc.*	7,300	136,072
Coventry Health Care, Inc.*	14,200	214,846
Express Scripts, Inc.*	100	5,376
Health Net, Inc.*	100	1,463

	Number of
	Shares	Value
COMMON STOCKS
Health Care Providers & Services
Humana, Inc.*	100	$3,793
Laboratory Corporation of America Holdings*	100	5,920
LifePoint Hospitals, Inc.*	13,100	295,274
Lincare Holdings, Inc.*	14,100	339,105
Magellan Health Services, Inc.*	18,389	666,049
McKesson Corp.	100	4,420
Medco Health Solutions, Inc.*	100	4,493
MEDNAX, Inc.*	400	13,428
Omnicare, Inc.	100	2,796
Owens & Minor, Inc.	10,500	417,585
Quest Diagnostics, Inc.	100	4,935
UnitedHealth Group, Inc.	100	2,833
Universal Health Services, Inc. Class B	8,900	336,865
WellCare Health Plans, Inc.*	2,300	33,994
WellPoint, Inc.*	9,928	411,516
		3,371,083
Health Care Technology (0.0%)
Cerner Corp.*	1,300	43,836
IMS Health, Inc.	100	1,452
		45,288
Hotels, Restaurants & Leisure (1.2%)
Boyd Gaming Corp.	1,000	4,810
Carnival Corp.	8,000	145,520
CEC Entertainment, Inc.*	4,800	112,032
Cracker Barrel Old Country Store, Inc.	9,000	158,130
Darden Restaurants, Inc.	100	2,622
International Speedway Corp. Class A	1,300	30,264
Interval Leisure Group, Inc.*	1,700	8,517
McDonald’s Corp.	100	5,802
Royal Caribbean Cruises, Ltd.	7,600	49,324
Sonic Corp.*	500	4,870
Tim Hortons, Inc.	100	2,457
Wendy’s/Arby’s Group, Inc. Class A	8,862	44,664
WMS Industries, Inc.*	40,500	899,910
Wyndham Worldwide Corp.	3,300	20,229
Yum! Brands, Inc.	100	2,862
		1,492,013
Household Durables (1.2%)
American Greetings Corp. Class A	9,400	40,796
D.R. Horton, Inc.	100	596
Harman International Industries, Inc.	7,600	122,284
KB HOME	300	3,201
Leggett & Platt, Inc.	31,900	398,431
Lennar Corp. Class A	4,800	36,912
M.D.C. Holdings, Inc.	900	27,576
Mohawk Industries, Inc.*	100	3,211
NVR, Inc.*	1,100	468,699
Snap-on, Inc.	13,700	413,466
Tupperware Brands Corp.	3,200	65,792
Whirlpool Corp.	100	3,343
		1,584,307
Household Products (0.0%)
Church & Dwight Co., Inc.	100	5,323
Clorox Co.	100	5,015
Colgate-Palmolive Co.	100	6,504
Energizer Holdings, Inc.*	100	4,763
Kimberly-Clark Corp.	100	5,147
The Procter & Gamble Co.	100	5,450
		32,202

	Number of
	Shares	Value
COMMON STOCKS
Independent Power Producers & Energy Traders (0.5%)
Constellation Energy Group, Inc.	1,600	$42,080
Dynegy, Inc. Class A*	6,200	13,082
Mirant Corp.*	21,578	370,494
Ormat Technologies, Inc.	4,600	142,554
Reliant Energy, Inc.*	4,100	20,869
		589,079
Industrial Conglomerates (1.8%)
3M Co.	100	5,379
Carlisle Cos., Inc.	4,000	74,680
General Electric Co.	100	1,213
Koninklijke (Royal) Philips Electronics NV NY Shares	120,300	2,188,257
Standex International Corp.	600	9,210
Textron, Inc.	100	903
Tyco International, Ltd.	900	18,918
		2,298,560
Insurance (20.0%)
ACE, Ltd.	25,731	1,123,415
Aflac, Inc.	300	6,963
Ambac Financial Group, Inc.	6,300	7,182
American Equity Investment Life Holding Co.	10,300	68,907
American Financial Group, Inc.	53,750	912,675
American International Group, Inc.	12,000	15,360
American National Insurance Co.	3,000	167,550
Aon Corp.	100	3,705
Arch Capital Group, Ltd.*	5,700	342,855
Arthur J. Gallagher & Co.	1,000	23,570
Assurant, Inc.	37,500	990,000
Axis Capital Holdings, Ltd.	27,200	659,872
Brown & Brown, Inc.	28,100	537,553
CNA Financial Corp.	44,100	512,883
Conseco, Inc.*	2,300	5,359
Endurance Specialty Holdings, Ltd.	12,600	343,476
Erie Indemnity Co. Class A	4,506	159,738
Everest Re Group, Ltd.	2,500	157,500
Fidelity National Financial, Inc. Class A	100	1,462
First American Corp.	32,800	716,352
Genworth Financial, Inc. Class A	5,400	12,528
Hanover Insurance Group, Inc.	11,767	475,622
HCC Insurance Holdings, Inc.	29,200	683,572
Horace Mann Educators Corp.	25,800	241,230
Lincoln National Corp.	900	13,617
Loews Corp.	243,700	5,946,280
Manulife Financial Corp.	46,200	764,610
Markel Corp.*	364	98,291
Marsh & McLennan Cos., Inc.	100	1,933
MBIA, Inc.*	4,900	18,914
Mercury General Corp.	1,700	65,858
MetLife, Inc.	100	2,873
Odyssey Re Holdings Corp.	1,100	51,755
Old Republic International Corp.	100	1,032
OneBeacon Insurance Group, Ltd.	900	7,605
PartnerRe, Ltd.	100	6,553
ProAssurance Corp.*	500	23,630
Protective Life Corp.	1,000	8,280
Prudential Financial, Inc.	1,600	41,200
Reinsurance Group of America, Inc.	11,300	402,619
RenaissanceRe Holdings, Ltd.	7,800	348,582
StanCorp Financial Group, Inc.	19,300	498,326
The Allstate Corp.	87,100	1,887,457
The Chubb Corp.	17,100	728,118
The Hartford Financial Services Group, Inc.	100	1,316
The Progressive Corp.*	4,800	58,320
The Travelers Cos., Inc.	29,800	1,151,472

	Number of
	Shares	Value
COMMON STOCKS
Insurance
Torchmark Corp.	105,000	$3,150,000
Transatlantic Holdings, Inc.	624	20,062
Unitrin, Inc.	2,338	29,833
Unum Group	132,300	1,873,368
W.R. Berkley Corp.	1,100	29,128
Wesco Financial Corp.	881	265,718
White Mountains Insurance Group, Ltd.	300	72,450
XL Capital, Ltd. Class A	4,068	11,797
		25,750,326
Internet & Catalog Retail (0.0%)
HSN, Inc.*	1,700	8,075
Liberty Media Corp. - Interactive Class A*	7,600	23,864
Ticketmaster Entertainment, Inc.*	1,700	10,115
		42,054
Internet Software & Services (0.6%)
Sohu.com, Inc.*	19,400	767,270

IT Services (0.6%)
Accenture, Ltd. Class A	100	3,156
Acxiom Corp.	1,400	13,314
Automatic Data Processing, Inc.	100	3,633
Broadridge Financial Solutions, Inc.	5,300	71,497
Computer Sciences Corp.*	100	3,684
Convergys Corp.*	100	753
DST Systems, Inc.*	100	3,177
Gartner, Inc.*	15,500	219,480
Genpact, Ltd.*	2,500	20,475
Global Payments, Inc.	500	17,355
Hewitt Associates, Inc. Class A*	200	5,676
Lender Processing Services, Inc.	12,100	313,632
NeuStar, Inc. Class A*	8,400	114,408
Paychex, Inc.	100	2,429
SAIC, Inc.*	100	1,974
Western Union Co.	100	1,366
		796,009
Leisure Equipment & Products (0.1%)
Callaway Golf Co.	6,100	46,421
Eastman Kodak Co.	21,800	98,754
Mattel, Inc.	100	1,419
		146,594
Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc. Class A*	5,700	362,178
Charles River Laboratories International, Inc.*	100	2,441
Covance, Inc.*	100	3,860
Life Technologies Corp.*	41,231	1,049,741
Pharmaceutical Product Development, Inc.	3,400	81,226
Thermo Fisher Scientific, Inc.*	100	3,593
Waters Corp.*	100	3,617
		1,506,656
Machinery (2.6%)
AGCO Corp.*	11,403	242,656
Briggs & Stratton Corp.	40,200	594,558
Bucyrus International, Inc.	100	1,550
Caterpillar, Inc.	100	3,085
Crane Co.	33,500	583,570
Deere & Co.	100	3,474
Dover Corp.	20,200	571,256
Eaton Corp.	100	4,402
Gardner Denver, Inc.*	2,100	45,717

	Number of
	Shares	Value
COMMON STOCKS
Machinery
Graco, Inc.	27,400	$582,798
Harsco Corp.	9,700	230,084
Illinois Tool Works, Inc.	100	3,266
Ingersoll-Rand Co., Ltd. Class A	15,600	252,876
Oshkosh Corp.	14,300	103,246
The Gorman-Rupp Co.	900	23,040
The Manitowoc Co., Inc.	5,300	29,150
The Timken Co.	7,300	108,697
		3,383,425
Marine (0.1%)
Kirby Corp.*	6,500	155,870

Media (2.0%)
Arbitron, Inc.	500	7,510
Cablevision Systems Corp. Group A	100	1,603
CBS Corp. Class B	100	572
Clear Channel Outdoor Holdings, Inc. Class A*	5,200	26,936
Comcast Corp. Class A	100	1,465
DISH Network Corp. Class A*	58,900	756,276
Gannett Co., Inc.	28,700	165,599
Hearst-Argyle Television, Inc.	400	1,576
Idearc, Inc.	5,100	332
Interactive Data Corp.	600	13,686
Liberty Global, Inc. Class A*	8,300	120,931
Liberty Media Corp. - Capital Series A*	2,300	12,627
Marvel Entertainment, Inc.*	10,500	288,855
News Corp. Class A	85,800	548,262
News Corp. Class B	43,000	311,320
Omnicom Group, Inc.	100	2,589
Regal Entertainment Group Class A	24,300	243,972
Scripps Networks Interactive Class A	1,100	23,617
The E.W. Scripps Co. Class A	400	644
The Interpublic Group of Cos., Inc.*	900	2,997
The New York Times Co. Class A	3,900	19,383
The Walt Disney Co.	100	2,068
Time Warner Cable, Inc. Class A*	100	1,863
Time Warner, Inc.	100	933
Valassis Communications, Inc.*	100	128
Viacom, Inc. Class A*	1,100	17,897
Virgin Media, Inc.	3,700	16,798
Warner Music Group Corp.	500	1,025
World Wrestling Entertainment, Inc. Class A	200	1,948
		2,593,412
Metals & Mining (0.3%)
AK Steel Holding Corp.	100	807
Century Aluminum Co.*	200	740
Compass Minerals International, Inc.	3,300	198,561
Freeport-McMoRan Copper & Gold, Inc.	100	2,514
Nucor Corp.	100	4,079
Schnitzer Steel Industries, Inc. Class A	200	7,854
Southern Copper Corp.	5,200	72,488
United States Steel Corp.	100	3,003
Worthington Industries, Inc.	4,600	46,276
		336,322
Multi-Utilities (0.8%)
Alliant Energy Corp.	2,000	57,660
Avista Corp.	2,900	55,216
Dominion Resources, Inc.	100	3,518
DTE Energy Co.	100	3,450
MDU Resources Group, Inc.	6,400	127,296
NiSource, Inc.	3,300	31,944

	Number of
	Shares	Value
COMMON STOCKS
Multi-Utilities
NorthWestern Corp.	17,500	$423,675
NSTAR	1,516	51,271
OGE Energy Corp.	100	2,468
PG&E Corp.	100	3,867
PNM Resources, Inc.	1,400	14,056
Public Service Enterprise Group, Inc.	100	3,157
Puget Energy, Inc.	3,800	111,720
Sempra Energy	100	4,384
TECO Energy, Inc.	5,001	60,062
Vectren Corp.	1,400	36,106
		989,850
Multiline Retail (0.9%)
99 Cents Only Stores*	29,300	245,534
Big Lots, Inc.*	42,100	566,245
Dollar Tree, Inc.*	2,300	98,233
Family Dollar Stores, Inc.	5,500	152,735
Fred’s, Inc. Class A	2,200	22,572
Macy’s, Inc.	100	895
Saks, Inc.*	2,700	6,804
Sears Holdings Corp.*	2,100	85,932
		1,178,950
Oil, Gas & Consumable Fuels (12.3%)
Alpha Natural Resources, Inc.*	9,600	156,672
Anadarko Petroleum Corp.	100	3,674
Apache Corp.	100	7,500
Arch Coal, Inc.	5,400	82,026
Berry Petroleum Co. Class A	100	736
Bill Barrett Corp.*	31,400	694,254
Chesapeake Energy Corp.	100	1,581
Chevron Corp.	2,800	197,456
Cimarex Energy Co.	2,500	62,100
CNX Gas Corp.*	100	2,588
Comstock Resources, Inc.*	2,000	76,260
ConocoPhillips	101,900	4,843,307
CONSOL Energy, Inc.	100	2,726
Continental Resources, Inc.*	300	6,201
Devon Energy Corp.	100	6,160
El Paso Corp.	200	1,636
Enbridge Energy Partners LP	43,100	1,366,270
EnCana Corp.	100	4,434
Encore Acquisition Co.*	7,200	195,696
Enterprise Products Partners LP	400	8,784
EOG Resources, Inc.	100	6,777
Exxon Mobil Corp.	100	7,648
Forest Oil Corp.*	300	4,500
Foundation Coal Holdings, Inc.	100	1,622
Frontier Oil Corp.	4,400	62,832
Goodrich Petroleum Corp.*	2,400	69,360
Hess Corp.	100	5,561
Marathon Oil Corp.	100	2,723
MarkWest Energy Partners, LP	100	1,246
Massey Energy Co.	100	1,518
Murphy Oil Corp.	100	4,418
Newfield Exploration Co.*	200	3,838
Noble Energy	100	4,893
Occidental Petroleum Corp.	100	5,455
Overseas Shipholding Group, Inc.	8,800	314,160
Peabody Energy Corp.	100	2,500
Petro-Canada	19,100	412,369
Pioneer Natural Resources Co.	100	1,464
Quicksilver Resources, Inc.*	200	1,386
Range Resources Corp.	100	3,584
Royal Dutch Shell PLC ADR	133,100	6,552,513

	Number of
	Shares	Value
COMMON STOCKS
Oil, Gas & Consumable Fuels
Southern Union Co.	300	$3,867
Southwestern Energy Co.*	100	3,165
Spectra Energy Corp.	100	1,451
Stone Energy Corp.*	7,013	60,172
Sunoco, Inc.	100	4,632
Teekay Corp.	1,100	19,272
Tesoro Corp.	4,400	75,812
The Williams Cos., Inc.	100	1,415
TransCanada Corp.	100	2,685
Valero Energy Corp.	18,600	448,632
W&T Offshore, Inc.	1,200	15,084
Walter Industries, Inc.	100	1,844
Whiting Petroleum Corp.*	200	5,800
XTO Energy, Inc.	100	3,709
		15,837,968
Paper & Forest Products (0.3%)
International Paper Co.	100	912
Louisiana-Pacific Corp.	1,100	2,288
MeadWestvaco Corp.	29,600	344,544
Wausau Paper Corp.	5,900	56,109
Weyerhaeuser Co.	100	2,734
		406,587
Personal Products (2.1%)
Alberto-Culver Co.	34,000	831,640
Avon Products, Inc.	100	2,045
Elizabeth Arden, Inc.*	600	3,498
Herbalife, Ltd.	36,600	750,666
NBTY, Inc.*	300	5,661
The Estee Lauder Cos., Inc. Class A	43,400	1,139,250
		2,732,760
Pharmaceuticals (3.4%)
Abbott Laboratories	100	5,544
Allergan, Inc.	100	3,812
Bristol-Myers Squibb Co.	10,500	224,805
Eli Lilly & Co.	100	3,682
Endo Pharmaceuticals Holdings, Inc.*	45,300	1,017,891
Forest Laboratories, Inc.*	13,400	335,536
Johnson & Johnson	100	5,769
King Pharmaceuticals, Inc.*	35,100	306,774
Medicis Pharmaceutical Corp. Class A	12,600	175,518
Perrigo Co.	12,000	352,200
Pfizer, Inc.	2,400	34,992
Sepracor, Inc.*	38,800	589,760
Teva Pharmaceutical Industries, Ltd. ADR	2,822	116,972
Valeant Pharmaceuticals International*	19,900	431,830
Watson Pharmaceuticals, Inc.*	28,900	788,392
		4,393,477
Professional Services (0.1%)
FTI Consulting, Inc.*	1,400	57,414
Robert Half International, Inc.	100	1,695
		59,109
Real Estate Investment Trusts (2.0%)
Alexandria Real Estate Equities, Inc.	400	23,736
AMB Property Corp.	1,200	19,344
Annaly Capital Management, Inc.	6,700	101,438
Apartment Investment & Management Co. Class A	804	7,148
AvalonBay Communities, Inc.	1,000	51,810
Boston Properties, Inc.	1,600	69,280
Brandywine Realty Trust	1,100	6,567
BRE Properties, Inc.	600	15,234

	Number of
	Shares	Value
COMMON STOCKS
Real Estate Investment Trusts
Camden Property Trust	300	$7,908
CBL & Associates Properties, Inc.	1,300	5,291
Developers Diversified Realty Corp.	1,500	7,200
Digital Realty Trust, Inc.	300	9,570
Douglas Emmett, Inc.	1,500	13,950
Duke Realty Corp.	1,900	17,499
Equity Residential	3,400	81,362
Essex Property Trust, Inc.	300	19,815
Federal Realty Investment Trust	600	30,378
HCP, Inc.	2,800	65,352
Health Care REIT, Inc.	1,200	45,372
Hospitality Properties Trust	20,500	275,110
Host Hotels & Resorts, Inc.	6,400	34,432
HRPT Properties Trust	2,800	8,904
Kilroy Realty Corp.	400	9,144
Kimco Realty Corp.	20,100	289,038
Liberty Property Trust	15,400	308,000
Mack-Cali Realty Corp.	14,500	294,640
Nationwide Health Properties, Inc.	1,100	28,083
Plum Creek Timber Co., Inc.	1,500	46,155
ProLogis	3,200	32,032
Public Storage	1,700	105,179
Rayonier, Inc.	10,800	317,952
Regency Centers Corp.	900	31,770
SL Green Realty Corp.	800	12,568
UDR, Inc.	1,600	18,768
Ventas, Inc.	1,400	39,018
Vornado Realty Trust	1,800	91,458
Weingarten Realty Investors	2,000	32,380
		2,572,885
Real Estate Management & Development (0.2%)
CB Richard Ellis Group, Inc. Class A*	1,800	6,480
Jones Lang LaSalle, Inc.	10,000	236,100
		242,580
Road & Rail (1.3%)
Avis Budget Group, Inc.*	19,300	13,317
CSX Corp.	100	2,896
Genesee & Wyoming, Inc. Class A*	10,400	282,568
Heartland Express, Inc.	1,500	20,190
J.B. Hunt Transport Services, Inc.	800	17,816
Knight Transportation, Inc.	44,158	589,068
Ryder System, Inc.	1,023	34,557
Werner Enterprises, Inc.	48,600	729,000
YRC Worldwide, Inc.*	1,000	2,880
		1,692,292
Semiconductors & Semiconductor Equipment (0.1%)
Advanced Micro Devices, Inc.*	6,400	14,016
Analog Devices, Inc.	100	1,998
Atmel Corp.*	2,000	6,680
Cree, Inc.*	2,299	45,819
Fairchild Semiconductor International, Inc.*	1,600	7,280
Integrated Device Technology, Inc.*	1,700	9,758
Intel Corp.	100	1,290
International Rectifier Corp.*	1,900	25,878
Intersil Corp. Class A	92	856
LSI Corp.*	1,900	6,042
MEMC Electronic Materials, Inc.*	100	1,360
Microchip Technology, Inc.	100	1,897
Micron Technology, Inc.*	8,200	30,504
STMicroelectronics NV NY Shares	300	1,551
Teradyne, Inc.*	17	82

	Number of
	Shares	Value
COMMON STOCKS
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc.	100	$1,495
		156,506
Software (0.3%)
Activision Blizzard, Inc.*	3,600	31,536
Amdocs, Ltd.*	2,200	37,224
Autodesk, Inc.*	100	1,656
BMC Software, Inc.*	100	2,533
Cadence Design Systems, Inc.*	3,200	12,096
Compuware Corp.*	9,700	63,050
McAfee, Inc.*	100	3,049
Novell, Inc.*	2,400	8,880
Oracle Corp.*	100	1,683
Red Hat, Inc.*	100	1,465
Solera Holdings, Inc.*	700	16,863
Sybase, Inc.*	300	8,193
Symantec Corp.*	3,100	47,523
Tyler Technologies, Inc.*	9,800	123,382
		359,133
Specialty Retail (4.1%)
Aaron Rents, Inc.	33,600	734,496
Abercrombie & Fitch Co. Class A	100	1,785
Advance Auto Parts, Inc.	100	3,273
Aeropostale, Inc.*	16,200	341,982
American Eagle Outfitters, Inc.	500	4,505
AnnTaylor Stores Corp.*	500	2,460
AutoNation, Inc.*	1,000	9,280
Barnes & Noble, Inc.	8,900	146,138
Brown Shoe Co., Inc.	100	469
Circuit City Stores, Inc.	3,400	21
Foot Locker, Inc.	65,100	479,136
GameStop Corp. Class A*	100	2,478
Guess?, Inc.	100	1,609
J. Crew Group, Inc.*	3,500	35,000
Jo-Ann Stores, Inc.*	3,200	40,864
Limited Brands, Inc.	15,500	122,760
Lowe’s Cos., Inc.	100	1,827
Office Depot, Inc.*	3,400	7,344
OfficeMax, Inc.	200	1,102
RadioShack Corp.	83,800	960,348
Rent-A-Center, Inc.*	9,700	144,045
Ross Stores, Inc.	63,415	1,865,669
The Cato Corp. Class A	8,900	117,747
The Gap, Inc.	100	1,128
The Home Depot, Inc.	100	2,153
The Men’s Wearhouse, Inc.	100	1,165
The TJX Cos., Inc.	100	1,942
Tractor Supply Co.*	4,328	145,897
Williams-Sonoma, Inc.	3,988	31,585
		5,208,208
Textiles, Apparel & Luxury Goods (1.5%)
Carter’s, Inc.*	600	10,194
Coach, Inc.*	100	1,460
Hanesbrands, Inc.*	1,300	11,687
Jones Apparel Group, Inc.	1,111	3,844
Liz Claiborne, Inc.	1,200	2,640
NIKE, Inc. Class B	100	4,525
Phillips-Van Heusen Corp.	97,900	1,862,058
		1,896,408
Thrifts & Mortgage Finance (1.2%)
Astoria Financial Corp.	116,972	1,062,106
Fannie Mae	7,400	4,440

	Number of
	Shares	Value
COMMON STOCKS
Thrifts & Mortgage Finance
Freddie Mac	3,000	$1,770
Guaranty Financial Group, Inc.*	900	1,404
Hudson City Bancorp, Inc.	5,128	59,485
IndyMac Bancorp, Inc.*	3,600	396
MGIC Investment Corp.	1,600	4,416
NewAlliance Bancshares, Inc.	10,400	114,296
Provident Financial Services, Inc.	22,000	240,460
Tree.com, Inc.*	283	1,123
Washington Federal, Inc.	4,189	51,441
Washington Mutual, Inc.	34,600	1,384
		1,542,721
Tobacco (2.4%)
Altria Group, Inc.	182,400	3,016,896
Lorillard, Inc.	100	5,946
Reynolds American, Inc.	100	3,818
Vector Group, Ltd.	7,200	104,832
		3,131,492
Trading Companies & Distributors (0.0%)
United Rentals, Inc.*	2,300	12,834

Water Utilities (0.1%)
American Water Works Co., Inc.	800	16,944
Aqua America, Inc.	700	14,518
California Water Service Group	800	34,800
		66,262
Wireless Telecommunication Services (0.1%)
Sprint Nextel Corp.*	33,800	82,134
United States Cellular Corp.*	700	29,365
		111,499
TOTAL COMMON STOCKS (Cost $161,650,656)		128,393,114

	Par
	(000)

SHORT-TERM INVESTMENT (0.2%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 02/02/09 (Cost $256,000)	$256	256,000

TOTAL INVESTMENTS AT VALUE (100.1%) (Cost $161,906,656)		128,649,114

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(149,017)

NET ASSETS (100.0%)		$128,500,097

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*	Non-income producing security.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$128,393,114	$—
Level 2 - Other Significant Observable Inputs	256,000	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$128,649,114	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At January 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $161,906,656, $2,427,676, $(35,685,218) and $(33,257,542), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                       Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                       Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL FUNDS

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 23, 2009

/s/Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: March 23, 2009